SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Offsetting Assets [Line Items]
Number of options	92,917	37,917	39,003	42,336
Exercise Price	$ 14.49	$ 19.51	$ 18.75	$ 21.58
Stock Option One [Member]
Offsetting Assets [Line Items]
Number of options	27,917	27,917
Exercise Price	$ 23.55	$ 23.55
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageExpirationDate]	Dec. 04, 2027	Dec. 04, 2027
Stock Option Two [Member]
Offsetting Assets [Line Items]
Number of options	5,000	5,000
Exercise Price	$ 14.13	$ 14.13
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageExpirationDate]	Nov. 01, 2028	Nov. 01, 2028
Stock Option Three [Member]
Offsetting Assets [Line Items]
Number of options	5,000	5,000
Exercise Price	$ 2.36	$ 2.36
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageExpirationDate]	Mar. 16, 2030	Mar. 16, 2030
Stock Option Four [Member]
Offsetting Assets [Line Items]
Number of options	55,000
Exercise Price	$ 11.17
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageExpirationDate]	Oct. 06, 2031